UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2015

Shares			Security		Value
			COMMON STOCKS-58.8%
			Consumer Discretionary-10.9%
229,700			American Eagle Outfitters, Inc.		$ 3,560,350
76,730			BorgWarner, Inc.		3,317,038
127,575			CBS Corporation - Class "B"		6,012,610
89,100			Delphi Automotive, PLC		7,638,543
52,360			Foot Locker, Inc.		3,408,112
200,750			Ford Motor Company		2,828,567
73,900			Hanesbrands, Inc.		2,174,877
40,960			Harman International Industries, Inc.		3,858,842
53,830			Home Depot, Inc.		7,119,017
146,012		*	Jarden Corporation		8,340,205
109,800			Johnson Controls, Inc.		4,336,002
52,345			L Brands, Inc.		5,015,698
59,800			Lear Corporation		7,345,234
44,200			Magna International, Inc.		1,792,752
136,660			Newell Rubbermaid, Inc.		6,023,973
59,600			Penske Automotive Group, Inc.		2,523,464
57,800		*	Select Comfort Corporation		1,237,498
119,600			Stein Mart, Inc.		804,908
90,110			Tupperware Brands Corporation		5,014,622
48,100			Walt Disney Company		5,054,348
15,175			Whirlpool Corporation		2,228,752
51,290			Wyndham Worldwide Corporation		3,726,219
					93,361,631
			Consumer Staples-5.8%
143,650			Altria Group, Inc.		8,361,867
105,890			Coca-Cola Company		4,549,034
87,160			CVS Health Corporation		8,521,633
57,900			Delhaize Group (ADR)		1,406,391
59,600			Koninklijke Ahold NV (ADR)		1,259,646
78,300			Nu Skin Enterprises, Inc. - Class "A"		2,966,787
49,360			PepsiCo, Inc.		4,932,051
88,710			Philip Morris International, Inc.		7,798,496
31,400			Procter & Gamble Company		2,493,474
76,300			Tyson Foods, Inc. - Class "A"		4,069,079
46,870			Wal-Mart Stores, Inc.		2,873,131
					49,231,589
			Energy-3.3%
37,375			Anadarko Petroleum Corporation		1,815,678
9,400			Chevron Corporation		845,624
61,800			ConocoPhillips		2,885,442
67,075			Devon Energy Corporation		2,146,400
54,302			ExxonMobil Corporation		4,232,841
26,500			Hess Corporation		1,284,720
80,101			Marathon Oil Corporation		1,008,472
102,250			Marathon Petroleum Corporation		5,300,640
26,150			Occidental Petroleum Corporation		1,768,001
34,450			Phillips 66		2,818,010
12,200			Schlumberger, Ltd.		850,950
105,660			Suncor Energy, Inc.		2,726,028
					27,682,806
			Financials-8.5%
36,100			ACE, Ltd.		4,218,285
69,170			American Express Company		4,810,774
45,025			Ameriprise Financial, Inc.		4,791,561
168,425			Brixmor Property Group, Inc. (REIT)		4,348,734
104,500			Citizens Financial Group, Inc.		2,736,855
88,810			Discover Financial Services		4,761,992
163,400			Financial Select Sector SPDR Fund (ETF)		3,885,652
15,000			iShares Core S&P Mid-Cap ETF (ETF)		2,090,700
29,900			iShares Russell 2000 ETF (ETF)		3,364,049
119,380			JPMorgan Chase & Company		7,882,661
15,730			Morgan Stanley		500,371
44,625			PNC Financial Services Group, Inc.		4,253,209
19,300			SPDR S&P 500 ETF Trust (ETF)		3,935,077
74,700			SPDR S&P Regional Banking (ETF)		3,131,424
191,367			Sunstone Hotel Investors, Inc. (REIT)		2,390,174
123,300			Tanger Factory Outlet Centers, Inc. (REIT)		4,031,910
105,045			U.S. Bancorp		4,482,270
119,830			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,305,529
86,120			Wells Fargo & Company		4,681,483
					72,602,710
			Health Care-11.7%
119,560			Abbott Laboratories		5,369,440
101,000			AbbVie, Inc.		5,983,240
28,576		*	Allergan, PLC		8,930,000
104,080			Baxalta, Inc.		4,062,242
51,430			Baxter International, Inc.		1,962,054
51,100			Cardinal Health, Inc.		4,561,697
47,932		*	Express Scripts Holding Company		4,189,736
96,280			Gilead Sciences, Inc.		9,742,573
67,500			Hill-Rom Holdings, Inc.		3,244,050
81,400			Johnson & Johnson		8,361,408
2,791		*	Mallinckrodt, PLC		208,292
21,250			McKesson Corporation		4,191,137
50,500			Medtronic, PLC		3,884,460
97,745			Merck & Company, Inc.		5,162,891
58,025		*	Mylan NV		3,137,412
260,029			Pfizer, Inc.		8,393,736
78,675			Phibro Animal Health Corporation - Class "A"		2,370,478
78,095			Thermo Fisher Scientific, Inc.		11,077,776
91,900		*	VWR Corporation		2,601,689
59,615			Zoetis, Inc.		2,856,751
					100,291,062
			Industrials-5.3%
41,585			3M Company		6,264,364
55,060			Altra Industrial Motion Corporation		1,380,905
55,900		*	Generac Holdings, Inc.		1,664,143
74,850			General Electric Company		2,331,577
63,000			Honeywell International, Inc.		6,524,910
69,160			ITT Corporation		2,511,891
6,020			Lockheed Martin Corporation		1,307,243
26,700			ManpowerGroup, Inc.		2,250,543
27,000			Nielsen Holdings, PLC		1,258,200
29,800			Ryder System, Inc.		1,693,534
29,430			Snap-On, Inc.		5,045,185
94,410		*	TAL International Group, Inc.		1,501,119
45,530			Textainer Group Holdings, Ltd.		642,428
108,550			Textron, Inc.		4,560,186
82,475			Tyco International, PLC		2,630,128
42,130			United Technologies Corporation		4,047,429
					45,613,785
			Information Technology-10.3%
93,205			Apple, Inc.		9,810,758
137,475		*	ARRIS International, PLC		4,202,611
32,325			Avago Technologies, Ltd.		4,691,974
270,300			Cisco Systems, Inc.		7,339,996
58,400		*	eBay, Inc.		1,604,832
283,900			EMC Corporation		7,290,552
133,905			Hewlett Packard Enterprise Company		2,035,356
133,905			HP, Inc.		1,585,435
175,675			Intel Corporation		6,052,004
22,800			International Business Machines Corporation		3,137,736
83,385			Juniper Networks, Inc.		2,301,426
113,550			Mentor Graphics Corporation		2,091,591
88,480			Methode Electronics, Inc.		2,816,318
187,185			Microsoft Corporation		10,385,024
24,140		*	NXP Semiconductors NV		2,033,795
104,690			Oracle Corporation		3,824,326
42,160		*	PTC, Inc.		1,460,001
21,000		*	Qorvo, Inc.		1,068,900
82,520			QUALCOMM, Inc.		4,124,762
32,800			SanDisk Corporation		2,492,472
136,250			Symantec Corporation		2,861,250
25,800		*	Synaptics, Inc.		2,072,772
41,710			TE Connectivity, Ltd.		2,694,883
					87,978,774
			Materials-.7%
32,900			International Paper Company		1,240,330
11,930			Praxair, Inc.		1,221,632
40,610			RPM International, Inc.		1,789,277
52,385		*	Trinseo SA		1,477,257
					5,728,496
			Telecommunication Services-1.3%
159,500			AT&T, Inc.		5,488,395
126,925			Verizon Communications, Inc.		5,866,474
					11,354,869
			Utilities-1.0%
67,300			AGL Resources, Inc.		4,294,413
136,600			Exelon Corporation		3,793,382
24,445			NiSource, Inc.		476,922
					8,564,717
Total Value of Common Stocks (cost $351,034,201)					502,410,439
			CORPORATE BONDS-22.5%
			Aerospace/Defense-.3%
2,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	2,451,173
			Agriculture-.1%
1,100	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,181,212
			Automotive-.3%
2,100	M		Johnson Controls, Inc., 5%, 3/30/2020		2,248,766
			Chemicals-1.1%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025		1,828,246
2,000	M		CF Industries, Inc., 3.45%, 6/1/2023		1,864,536
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020		2,098,124
1,000	M		Lubrizol Corp., 8.875%, 2/1/2019		1,194,906
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,360,049
					9,345,861
			Consumer Durables-.2%
1,500	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020		1,541,819
			Energy-1.8%
1,600	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,715,285
2,000	M		Continental Resources, Inc., 5%, 9/15/2022		1,477,500
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		901,516
2,000	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,908,894
1,100	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		914,898
1,600	M		Nabors Industries, Inc., 6.15%, 2/15/2018		1,624,288
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		812,300
1,500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018		1,588,473
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,076,162
1,600	M		Valero Energy Corp., 9.375%, 3/15/2019		1,891,622
1,500	M		Weatherford International, LLC, 6.35%, 6/15/2017		1,464,375
					15,375,313
			Financial Services-3.4%
			American Express Co.:
500	M		6.15%, 8/28/2017		535,521
1,100	M		7%, 3/19/2018		1,220,523
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025		993,026
1,000	M		4.7%, 7/10/2035		997,082
2,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		2,219,172
2,500	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		2,601,720
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		1,054,775
1,100	M		BlackRock, Inc., 5%, 12/10/2019		1,216,924
1,000	M		CoBank ACB, 7.875%, 4/16/2018	(a)	1,119,786
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)	1,074,321
1,000	M		4.5%, 8/16/2021	(a)	1,059,401
1,000	M		3.3%, 10/15/2022	(a)	985,269
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,357,626
1,094	M		GE Capital International Funding Co., 0.964%, 4/15/2016	(a)	1,094,539
			General Electric Capital Corp.:
2,000	M		4.65%, 10/17/2021		2,216,032
1,500	M		6.75%, 3/15/2032		1,963,054
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	2,122,850
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,157,762
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,322,828
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)	1,036,034
					29,348,245
			Financials-5.1%
			Bank of America Corp.:
3,600	M		5.65%, 5/1/2018		3,873,226
1,000	M		5.875%, 2/7/2042		1,171,241
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019		1,251,136
1,000	M		5.125%, 1/8/2020		1,099,839
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024		1,008,242
			Citigroup, Inc.:
3,600	M		6.125%, 11/21/2017		3,879,644
1,000	M		8.5%, 5/22/2019		1,195,135
1,500	M		Deutsche Bank AG, 3.7%, 5/30/2024		1,496,646
2,500	M		Fifth Third Bancorp, 3.5%, 3/15/2022		2,537,027
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020		2,968,869
1,000	M		3.625%, 1/22/2023		1,012,919
1,000	M		6.125%, 2/15/2033		1,174,689
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018		3,349,153
1,000	M		4.5%, 1/24/2022		1,079,466
			Morgan Stanley:
2,550	M		6.625%, 4/1/2018		2,797,620
2,000	M		5.5%, 7/28/2021		2,243,456
1,600	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,700,282
			U.S. Bancorp:
1,000	M		4.125%, 5/24/2021		1,079,542
2,000	M		3.6%, 9/11/2024		2,034,632
1,500	M		UBS AG, 4.875%, 8/4/2020		1,660,436
			Wells Fargo & Co.:
1,600	M		4.6%, 4/1/2021		1,745,435
3,500	M		3.45%, 2/13/2023		3,511,540
					43,870,175
			Food/Beverage/Tobacco-1.0%
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,028,490
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,611,156
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		1,108,377
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020		1,052,606
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018		1,091,391
1,500	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	1,543,969
					8,435,989
			Food/Drug-.2%
2,000	M		CVS Health Corp., 3.875%, 7/20/2025		2,045,128
			Forest Products/Containers-.3%
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022		2,123,990
			Health Care-.9%
1,100	M		Biogen, Inc., 6.875%, 3/1/2018		1,205,570
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,254,631
1,500	M		Gilead Sciences, Inc., 3.65%, 3/1/2026		1,514,595
			Laboratory Corp. of America Holdings:
1,000	M		3.2%, 2/1/2022		982,768
1,000	M		3.75%, 8/23/2022		1,007,884
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)	919,004
					7,884,452
			Higher Education-.2%
1,750	M		Yale University, 2.086%, 4/15/2019		1,765,675
			Information Technology-.3%
1,500	M		Apple, Inc., 2.5%, 2/9/2025		1,434,075
1,000	M		Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	(a)	1,000,098
					2,434,173
			Manufacturing-.5%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,138,265
1,100	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,214,913
2,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		2,156,262
					4,509,440
			Media-Broadcasting-.9%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	1,179,822
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020		1,788,739
2,000	M		4.25%, 1/15/2033		1,968,784
2,500	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022		2,519,255
					7,456,600
			Media-Diversified-.2%
1,000	M		McGraw-Hill Financial, Inc., 5.9%, 11/15/2017		1,060,737
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025		975,421
					2,036,158
			Metals/Mining-.8%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,554,375
1,600	M		ArcelorMittal, 6.125%, 6/1/2018		1,472,000
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	805,974
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,561,581
1,600	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,452,000
					6,845,930
			Real Estate Investment Trusts-1.4%
1,000	M		AvalonBay Communities, Inc., 3.5%, 11/15/2025		992,395
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019		1,666,480
500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		540,516
1,000	M		HCP, Inc., 5.375%, 2/1/2021		1,090,114
2,000	M		ProLogis, LP, 3.35%, 2/1/2021		2,027,396
1,000	M		Simon Property Group, LP, 3.375%, 10/1/2024		1,010,573
2,600	M		Ventas Realty, LP, 4.75%, 6/1/2021		2,772,195
1,500	M		Welltower, Inc., 4%, 6/1/2025		1,478,361
					11,578,030
			Retail-General Merchandise-.5%
1,000	M		Amazon.com, Inc., 4.8%, 12/5/2034		1,056,126
1,500	M		GAP, Inc., 5.95%, 4/12/2021		1,588,628
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036		1,221,199
					3,865,953
			Telecommunications-.5%
3,950	M		Verizon Communications, Inc., 5.15%, 9/15/2023		4,349,294
			Transportation-.7%
2,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		2,117,224
			GATX Corp.:
1,000	M		4.75%, 6/15/2022		1,050,897
1,000	M		5.2%, 3/15/2044		957,914
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,041,542
1,000	M		Southwest Airlines Co., 2.65%, 11/5/2020		996,038
					6,163,615
			Utilities-1.8%
1,000	M		Dominion Gas Holdings, LLC, 2.8%, 11/15/2020		1,003,940
1,000	M		Dominion Resources, Inc., 3.9%, 10/1/2025		1,003,054
2,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		1,958,772
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,077,503
1,000	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	979,558
1,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		988,074
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,617,306
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,228,966
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		1,880,590
1,100	M		Sempra Energy, 9.8%, 2/15/2019		1,332,011
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		1,103,668
					15,173,442
Total Value of Corporate Bonds (cost $197,571,805)					192,030,433
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.8%
			Fannie Mae-4.7%
924	M		2.5%, 2/1/2030 - 4/1/2030		932,380
7,332	M		3%, 3/1/2027 - 1/13/2046	(b)	7,419,743
10,106	M		3.5%, 11/1/2028 - 1/13/2046	(b)	10,449,261
11,138	M		4%, 12/1/2040 - 1/13/2046	(b)	11,798,715
2,379	M		4.5%, 9/1/2040 - 9/1/2040		2,582,899
3,036	M		5%, 4/1/2040 - 3/1/2042		3,382,626
1,107	M		5.5%, 5/1/2033 - 10/1/2039		1,246,048
882	M		6%, 5/1/2036 - 10/1/2040		998,541
389	M		6.5%, 11/1/2033 - 6/1/2036		444,386
601	M		7%, 3/1/2032 - 8/1/2032		657,960
					39,912,559
			Freddie Mac-1.1%
2,892	M		3.5%, 8/1/2026 - 7/1/2044		3,012,286
2,790	M		4%, 11/1/2040 - 4/1/2045		2,956,448
2,240	M		4.5%, 10/1/2040 - 5/1/2044		2,435,401
1,355	M		5.5%, 5/1/2038 - 10/1/2039		1,521,436
					9,925,571
Total Value of Residential Mortgage-Backed Securities (cost $49,593,717)					49,838,130
			U.S. GOVERNMENT OBLIGATIONS-5.3%
4,500	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		4,600,283
			U.S. Treasury Notes:
14,000	M		0.30517099%, 1/31/2016	+	14,000,518
4,000	M		0.34417099%, 1/31/2017	+	3,999,956
6,000	M		0.42817099%, 10/31/2017	+	5,995,080
13,000	M		0.625%, 1/15/2024 (TIPS)		13,115,892
3,500	M		2%, 2/15/2023		3,480,312
Total Value of U.S. Government Obligations (cost $46,032,619)					45,192,041
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
			Fannie Mae:
3,000	M		1.5%, 11/30/2020		2,948,784
6,000	M		1.75%, 11/26/2019		6,034,200
2,250	M		2.36%, 12/14/2022		2,235,323
			Freddie Mac:
1,000	M		1.25%, 5/12/2017		1,001,747
1,000	M		5.125%, 10/18/2016		1,034,063
1,500	M		5.125%, 11/17/2017		1,611,222
Total Value of U.S. Government Agency Obligations (cost $15,142,803)					14,865,339
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.4%
			Federal Home Loan Bank:
19,000	M		0.12%, 1/21/2016		18,998,746
5,000	M		0.138%, 1/15/2016		4,999,785
6,000	M		0.15%, 1/14/2016		5,999,766
5,700	M		0.18%, 1/27/2016		5,699,493
4,000	M		0.21%, 1/5/2016		3,999,984
17,000	M		0.245%, 1/27/2016		16,998,487
6,500	M		0.26%, 1/19/2016		6,499,623
Total Value of Short-Term U.S. Government Agency Obligations (cost $63,193,451)					63,195,884
Total Value of Investments (cost $722,568,596)			101.5%		867,532,266
Excess of Liabilities Over Other Assets			(1.5)		(13,107,324)
Net Assets			100.0%		$ 854,424,942

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held eighteen 144A securities with an aggregate value of $22,387,340 representing 2.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates on adjustable rate bonds are determined and reset periodically. The interest rates shown are the rates in effect of December 31,
2015.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At December 31, 2015, the cost of investments for federal income tax purposes was $723,930,720. Accumulated net unrealized appreciation on investments was $143,601,546, consisting of $163,440,949 gross unrealized appreciation and $19,839,403 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$502,410,439	$-	$-	$502,410,439
Corporate Bonds	-	192,030,433	-	192,030,433
Residential Mortgage-Backed
Securities	-	49,838,130	-	49,838,130
U.S. Government
Obligations	-	45,192,041	-	45,192,041
U.S. Government Agency
Obligations	-	14,865,339	-	14,865,339
Short-Term U.S. Government
Agency Obligations	-	63,195,884	-	63,195,884
Total Investments in Securities*	$502,410,439	$365,121,827	$-	$867,532,266

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
December 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-92.2%
			Consumer Discretionary-10.4%
155,000			American Eagle Outfitters, Inc.		$ 2,402,500
30,568			CBS Corporation - Class "B"		1,440,670
92,700			Comcast Corporation - Special Shares "A"		5,231,061
40,000			Delphi Automotive, PLC		3,429,200
235,000			Ford Motor Company		3,311,150
105,000			Hanesbrands, Inc.		3,090,150
20,800			Harman International Industries, Inc.		1,959,568
42,200			Home Depot, Inc.		5,580,950
25,000		*	Jarden Corporation		1,428,000
65,000			Johnson Controls, Inc.		2,566,850
24,000			Lear Corporation		2,947,920
36,100			McDonald's Corporation		4,264,854
82,400			Newell Rubbermaid, Inc.		3,632,192
247,300			Regal Entertainment Group - Class "A"		4,666,551
47,933			Time Warner, Inc.		3,099,827
53,500			Tupperware Brands Corporation		2,977,275
21,900			Walt Disney Company		2,301,252
18,800			Whirlpool Corporation		2,761,156
29,000			Wyndham Worldwide Corporation		2,106,850
					59,197,976
			Consumer Staples-8.8%
155,000			Altria Group, Inc.		9,022,550
92,200			Coca-Cola Company		3,960,912
76,700			CVS Health Corporation		7,498,959
20,000			Dr. Pepper Snapple Group, Inc.		1,864,000
23,300			Kimberly-Clark Corporation		2,966,090
18,066			Kraft Heinz Company		1,314,482
63,500			PepsiCo, Inc.		6,344,920
84,500			Philip Morris International, Inc.		7,428,395
81,400			Procter & Gamble Company		6,463,974
54,400			Wal-Mart Stores, Inc.		3,334,720
					50,199,002
			Energy-6.0%
84,400			Chevron Corporation		7,592,624
111,500			ConocoPhillips		5,205,935
43,000			Devon Energy Corporation		1,376,000
84,900			ExxonMobil Corporation		6,617,955
34,600			Halliburton Company		1,177,784
55,400			Marathon Petroleum Corporation		2,871,936
77,500			Occidental Petroleum Corporation		5,239,775
65,500			Royal Dutch Shell, PLC - Class "A" (ADR)		2,999,245
46,300			Suncor Energy, Inc.		1,194,540
					34,275,794
			Financials-20.9%
55,600			ACE, Ltd.		6,496,860
151,800			AllianceBernstein Holding, LP		3,620,430
35,000			American Express Company		2,434,250
21,300			Ameriprise Financial, Inc.		2,266,746
125,000			Bank of New York Mellon Corporation		5,152,500
151,900			Berkshire Hills Bancorp, Inc.		4,421,809
196,400			Brixmor Property Group, Inc. (REIT)		5,071,048
78,000			Chesapeake Lodging Trust (REIT)		1,962,480
40,556			Chubb Corporation		5,379,348
117,000			Citizens Financial Group, Inc.		3,064,230
90,000			Discover Financial Services		4,825,800
250,000			Financial Select Sector SPDR Fund (ETF)		5,945,000
62,100			Invesco, Ltd.		2,079,108
95,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)		3,690,750
39,000			iShares U.S. Real Estate ETF (ETF)		2,929,290
127,800			JPMorgan Chase & Company		8,438,634
160,000			MetLife, Inc.		7,713,600
88,700			Oritani Financial Corporation		1,463,550
148,889			Outfront Media, Inc.		3,250,247
52,900			PNC Financial Services Group, Inc.		5,041,899
36,700			Select Income REIT (REIT)		727,394
89,000			SPDR S&P Regional Banking (ETF)		3,730,880
224,300			Sterling Bancorp		3,638,146
70,500			Tanger Factory Outlet Centers, Inc. (REIT)		2,305,350
27,800			Travelers Companies, Inc.		3,137,508
108,300			U.S. Bancorp		4,621,161
168,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		3,249,636
188,500			Wells Fargo & Company		10,246,860
204,900			WP Glimcher, Inc. (REIT)		2,173,989
					119,078,503
			Health Care-12.7%
73,600			Abbott Laboratories		3,305,376
101,100			AbbVie, Inc.		5,989,164
7,240		*	Allergan, PLC		2,262,500
107,800			Baxalta, Inc.		4,207,434
45,100			Baxter International, Inc.		1,720,565
23,000			Gilead Sciences, Inc.		2,327,370
52,400			GlaxoSmithKline, PLC (ADR)		2,114,340
109,400			Johnson & Johnson		11,237,568
14,500			McKesson Corporation		2,859,835
55,094			Medtronic, PLC		4,237,830
195,211			Merck & Company, Inc.		10,311,045
18,400			Perrigo Company, PLC		2,662,480
404,224			Pfizer, Inc.		13,048,351
25,500			Thermo Fisher Scientific, Inc.		3,617,175
51,952			Zoetis, Inc.		2,489,540
					72,390,573
			Industrials-10.5%
28,600			3M Company		4,308,304
27,000			A.O. Smith Corporation		2,068,470
33,000			Altra Industrial Motion Corporation		827,640
45,000			Eaton Corporation, PLC		2,341,800
15,000			G&K Services, Inc. - Class "A"		943,500
30,000		*	Generac Holdings, Inc.		893,100
19,800			General Dynamics Corporation		2,719,728
366,400			General Electric Company		11,413,360
61,900			Honeywell International, Inc.		6,410,983
45,000			Industrial Select Sector SPDR Fund (ETF)		2,385,450
66,450			ITT Corporation		2,413,464
72,000			KAR Auction Services, Inc.		2,666,160
19,000			Lockheed Martin Corporation		4,125,850
70,000			Nielsen Holdings, PLC		3,262,000
20,000			Snap-On, Inc.		3,428,600
64,075			Tyco International, PLC		2,043,352
43,700			United Parcel Service, Inc. - Class "B"		4,205,251
37,500			United Technologies Corporation		3,602,625
					60,059,637
			Information Technology-10.7%
44,900			Apple, Inc.		4,726,174
28,600			Automatic Data Processing, Inc.		2,422,992
5,000			Avago Technologies, Ltd.		725,750
342,100			Cisco Systems, Inc.		9,289,725
130,000			EMC Corporation		3,338,400
140,000			HP, Inc.		1,657,600
224,700			Intel Corporation		7,740,915
50,000			Juniper Networks, Inc.		1,380,000
17,000			Lam Research Corporation		1,350,140
74,000			Mentor Graphics Corporation		1,363,080
46,800			Methode Electronics, Inc.		1,489,644
62,600			Microchip Technology, Inc.		2,913,404
225,000			Microsoft Corporation		12,483,000
72,800			QUALCOMM, Inc.		3,638,908
24,500			SanDisk Corporation		1,861,755
39,200			TE Connectivity, Ltd.		2,532,712
57,000			Technology Select Sector SPDR Fund (ETF)		2,441,310
					61,355,509
			Materials-3.0%
86,900			Dow Chemical Company		4,473,612
47,600			DuPont (E.I.) de Nemours & Company		3,170,160
93,000			International Paper Company		3,506,100
31,700			LyondellBasell Industries NV - Class "A"		2,754,730
60,000			Olin Corporation		1,035,600
47,900			WestRock Company		2,185,198
					17,125,400
			Telecommunication Services-3.6%
275,730			AT&T, Inc.		9,487,869
237,800			Verizon Communications, Inc.		10,991,116
					20,478,985
			Utilities-5.6%
58,000			AGL Resources, Inc.		3,700,980
64,500			American Electric Power Company, Inc.		3,758,415
150,000			CenterPoint Energy, Inc.		2,754,000
40,000			Dominion Resources, Inc.		2,705,600
40,000			Duke Energy Corporation		2,855,600
93,000			Exelon Corporation		2,582,610
30,100			NextEra Energy, Inc.		3,127,089
64,000			Portland General Electric Company		2,327,680
155,000			PPL Corporation		5,290,150
66,200			Vectren Corporation		2,808,204
					31,910,328
Total Value of Common Stocks (cost $402,402,142)					526,071,707
			PREFERRED STOCKS-1.7%
			Financials-1.2%
800			Citizens Financial Group, Inc., Series A, 5.5%, 2049	(a)	789,600
50,500			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049		1,259,470
102,800			JPMorgan Chase & Company, Series Y, 6.125%, 2020		2,685,136
			Urstadt Biddle Properties, Inc. (REIT):
46,000			Series F , 7.125%, 2049		1,206,350
49,000			Series G, 6.75%, 2049		1,302,910
					7,243,466
			Health Care-.5%
2,600			Allergan, PLC, Series A, 5.5%, 2018		2,678,468
Total Value of Preferred Stocks (cost $9,629,279)					9,921,934
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.3%
			Federal Home Loan Bank:
$1,500	M		0.138%, 1/15/2016		1,499,935
5,000	M		0.15%, 1/14/2016		4,999,805
6,500	M		0.18%, 1/27/2016		6,499,422
3,500	M		0.21%, 1/5/2016		3,499,986
2,500	M		0.245%, 1/27/2016		2,499,778
17,000	M		0.26%, 1/19/2016		16,999,014
Total Value of Short-Term U.S. Government Agency Obligations (cost $35,996,069)					35,997,940
Total Value of Investments (cost $448,027,490)			100.2%		571,991,581
Other Assets, Less Liabilities			(.2)		(1,362,854)
Net Assets			100.0%		$ 570,628,727

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held one 144A security with a value of $789,600 representing 0.1% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $448,205,081. Accumulated net unrealized appreciation on investments was $123,786,500, consisting of $141,867,094 gross unrealized appreciation and $18,080,594 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$526,071,707	$-	$-	$526,071,707
Preferred Stocks	9,921,934	-	-	9,921,934
Short-Term U.S Government
Agency Obligations	-	35,997,940	-	35,997,940
Total Investments in Securities*	$535,993,641	$35,997,940	$-	$571,991,581

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.2%
			Consumer Discretionary-17.7%
763,600			American Eagle Outfitters, Inc.		$ 11,835,800
260,000			BorgWarner, Inc.		11,239,800
425,000			CBS Corporation - Class "B"		20,030,250
305,000			Delphi Automotive, PLC		26,147,650
174,000			Foot Locker, Inc.		11,325,660
675,000			Ford Motor Company		9,510,750
250,000			Hanesbrands, Inc.		7,357,500
137,100			Harman International Industries, Inc.		12,916,191
180,000			Home Depot, Inc.		23,805,000
475,000		*	Jarden Corporation		27,132,000
365,000			Johnson Controls, Inc.		14,413,850
175,000			L Brands, Inc.		16,768,500
200,000			Lear Corporation		24,566,000
148,400			Magna International, Inc.		6,019,104
455,000			Newell Rubbermaid, Inc.		20,056,400
198,300			Penske Automotive Group, Inc.		8,396,022
200,000		*	Select Comfort Corporation		4,282,000
401,700			Stein Mart, Inc.		2,703,441
300,000			Tupperware Brands Corporation		16,695,000
160,000			Walt Disney Company		16,812,800
50,000			Whirlpool Corporation		7,343,500
170,000			Wyndham Worldwide Corporation		12,350,500
					311,707,718
			Consumer Staples-9.4%
480,000			Altria Group, Inc.		27,940,800
360,000			Coca-Cola Company		15,465,600
290,000			CVS Health Corporation		28,353,300
192,400			Delhaize Group (ADR)		4,673,396
200,000			Koninklijke Ahold NV (ADR)		4,227,000
258,300			Nu Skin Enterprises, Inc. - Class "A"		9,786,987
165,000			PepsiCo, Inc.		16,486,800
295,000			Philip Morris International, Inc.		25,933,450
105,000			Procter & Gamble Company		8,338,050
253,800			Tyson Foods, Inc. - Class "A"		13,535,154
160,000			Wal-Mart Stores, Inc.		9,808,000
					164,548,537
			Energy-5.6%
138,000			Anadarko Petroleum Corporation		6,704,040
35,000			Chevron Corporation		3,148,600
230,000			ConocoPhillips		10,738,700
245,000			Devon Energy Corporation		7,840,000
200,000			ExxonMobil Corporation		15,590,000
100,000			Hess Corporation		4,848,000
300,000			Marathon Oil Corporation		3,777,000
339,498			Marathon Petroleum Corporation		17,599,576
100,000			Occidental Petroleum Corporation		6,761,000
115,000			Phillips 66		9,407,000
48,300			Schlumberger, Ltd.		3,368,925
350,200			Suncor Energy, Inc.		9,035,160
					98,818,001
			Financials-13.9%
120,000			ACE, Ltd.		14,022,000
250,000			American Express Company		17,387,500
150,000			Ameriprise Financial, Inc.		15,963,000
560,000			Brixmor Property Group, Inc. (REIT)		14,459,200
350,000			Citizens Financial Group, Inc.		9,166,500
300,000			Discover Financial Services		16,086,000
550,000			Financial Select Sector SPDR Fund (ETF)		13,079,000
50,000			iShares Core S&P Mid-Cap ETF (ETF)		6,969,000
100,000			iShares Russell 2000 ETF (ETF)		11,251,000
396,730			JPMorgan Chase & Company		26,196,082
56,300			Morgan Stanley		1,790,903
150,000			PNC Financial Services Group, Inc.		14,296,500
65,000			SPDR S&P 500 ETF Trust (ETF)		13,252,850
250,000			SPDR S&P Regional Banking (ETF)		10,480,000
641,339			Sunstone Hotel Investors, Inc. (REIT)		8,010,324
417,100			Tanger Factory Outlet Centers, Inc. (REIT)		13,639,170
355,000			U.S. Bancorp		15,147,850
400,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		7,696,000
287,050			Wells Fargo & Company		15,604,038
					244,496,917
			Health Care-19.1%
400,000			Abbott Laboratories		17,964,000
335,000			AbbVie, Inc.		19,845,400
95,000		*	Allergan, PLC		29,687,500
350,000			Baxalta, Inc.		13,660,500
175,000			Baxter International, Inc.		6,676,250
170,000			Cardinal Health, Inc.		15,175,900
160,000		*	Express Scripts Holding Company		13,985,600
320,000			Gilead Sciences, Inc.		32,380,800
225,000			Hill-Rom Holdings, Inc.		10,813,500
270,625			Johnson & Johnson		27,798,600
9,375		*	Mallinckrodt, PLC		699,656
70,900			McKesson Corporation		13,983,607
167,960			Medtronic, PLC		12,919,483
325,000			Merck & Company, Inc.		17,166,500
200,000		*	Mylan NV		10,814,000
869,301			Pfizer, Inc.		28,061,036
266,200			Phibro Animal Health Corporation - Class "A"		8,020,606
260,000			Thermo Fisher Scientific, Inc.		36,881,000
310,000		*	VWR Corporation		8,776,100
198,905			Zoetis, Inc.		9,531,528
					334,841,566
			Industrials-8.7%
140,000			3M Company		21,089,600
203,700			Altra Industrial Motion Corporation		5,108,796
200,000		*	Generac Holdings, Inc.		5,954,000
250,000			General Electric Company		7,787,500
209,700			Honeywell International, Inc.		21,718,629
226,700			ITT Corporation		8,233,744
20,000			Lockheed Martin Corporation		4,343,000
90,000			ManpowerGroup, Inc.		7,586,100
90,300			Nielsen Holdings, PLC		4,207,980
99,500			Ryder System, Inc.		5,654,585
97,400			Snap-On, Inc.		16,697,282
312,500		*	TAL International Group, Inc.		4,968,750
149,600			Textainer Group Holdings, Ltd.		2,110,856
361,200			Textron, Inc.		15,174,012
275,000			Tyco International, PLC		8,769,750
140,000			United Technologies Corporation		13,449,800
					152,854,384
			Information Technology-16.9%
310,000			Apple, Inc.		32,630,600
460,000		*	ARRIS International, PLC		14,062,200
110,000			Avago Technologies, Ltd.		15,966,500
900,000			Cisco Systems, Inc.		24,439,500
200,000		*	eBay, Inc.		5,496,000
950,000			EMC Corporation		24,396,000
475,000			Hewlett Packard Enterprise Company		7,220,000
475,000			HP, Inc.		5,624,000
583,775			Intel Corporation		20,111,049
75,000			International Business Machines Corporation		10,321,500
275,000			Juniper Networks, Inc.		7,590,000
368,400			Mentor Graphics Corporation		6,785,928
290,900			Methode Electronics, Inc.		9,259,347
625,000			Microsoft Corporation		34,675,000
80,000		*	NXP Semiconductors NV		6,740,000
350,000			Oracle Corporation		12,785,500
150,000		*	PTC, Inc.		5,194,500
75,000		*	Qorvo, Inc.		3,817,500
275,000			QUALCOMM, Inc.		13,745,875
110,000			SanDisk Corporation		8,358,900
455,500			Symantec Corporation		9,565,500
100,000		*	Synaptics, Inc.		8,034,000
150,000			TE Connectivity, Ltd.		9,691,500
					296,510,899
			Materials-1.1%
110,000			International Paper Company		4,147,000
40,000			Praxair, Inc.		4,096,000
135,000			RPM International, Inc.		5,948,100
183,600		*	Trinseo SA		5,177,520
					19,368,620
			Telecommunication Services-2.2%
530,000			AT&T, Inc.		18,237,300
425,000			Verizon Communications, Inc.		19,643,500
					37,880,800
			Utilities-1.6%
225,000			AGL Resources, Inc.		14,357,250
450,000			Exelon Corporation		12,496,500
81,200			NiSource, Inc.		1,584,212
					28,437,962
Total Value of Common Stocks (cost $1,112,099,997)					1,689,465,404
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
			Federal Home Loan Bank:
$1,500	M		0.12%, 1/21/2016		1,499,901
1,000	M		0.12%, 1/14/2016		999,961
5,000	M		0.138%, 1/15/2016		4,999,785
8,000	M		0.18%, 1/27/2016		7,999,288
23,000	M		0.245%, 1/27/2016		22,997,953
5,000	M		0.25%, 1/7/2016		4,999,940
20,000	M		0.26%, 1/19/2016		19,998,840
Total Value of Short-Term U.S. Government Agency Obligations (cost $63,491,669)					63,495,668
Total Value of Investments (cost $1,175,591,666)				99.8%	1,752,961,072
Other Assets, Less Liabilities				.2	2,730,347
Net Assets				100.0%	$ 1,755,691,419

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $1,181,672,381. Accumulated net unrealized appreciation on investments was $571,288,691, consisting of $614,564,272 gross unrealized appreciation and $43,275,581 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,689,465,404	$-	$-	$1,689,465,404
Short-Term U.S Government
Agency Obligations	-	63,495,668	-	63,495,668
Total Investments in Securities*	$1,689,465,404	$63,495,668	$-	$1,752,961,072

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.7%
			United States-66.8%
64,680			Accenture, PLC - Class "A"	$ 6,759,060
21,830			Advance Auto Parts, Inc.	3,285,633
58,780			Air Lease Corporation	1,967,954
29,901		*	Alkermes, PLC	2,373,541
37,859		*	Allergan, PLC	11,830,938
15,270		*	Alliance Data Systems Corporation	4,223,224
15,805		*	Alphabet, Inc. - Class "C"	11,994,098
13,386		*	Amazon.com, Inc.	9,047,464
88,920			American Airlines Group, Inc.	3,765,762
47,647			American International Group, Inc.	2,952,685
136,925			Anadarko Petroleum Corporation	6,651,816
716,590			Bank of America Corporation	12,060,210
46,540			Becton, Dickinson & Company	7,171,349
18,031			BlackRock, Inc.	6,139,916
218,950			Bristol-Myers Squibb Company	15,061,570
128,720		*	CBRE Group, Inc. - Class "A"	4,451,138
8,538		*	Chipotle Mexican Grill, Inc.	4,096,959
306,855			Cisco Systems, Inc.	8,332,648
154,536			Citizens Financial Group, Inc.	4,047,298
65,204			Delphi Automotive, PLC	5,589,939
51,791			Dunkin' Brands Group, Inc.	2,205,779
43,010			Eli Lilly & Company	3,624,023
26,160		*	Envestnet, Inc.	780,876
70,710			EOG Resources, Inc.	5,005,561
30,030			Equifax, Inc.	3,344,441
128,752			Estee Lauder Companies, Inc. - Class "A"	11,337,901
25,670			FedEx Corporation	3,824,573
58,420			Fortune Brands Home & Security, Inc.	3,242,310
189,912			General Motors Company	6,458,907
26,505			Goldman Sachs Group, Inc.	4,776,996
87,701			Halliburton Company	2,985,342
42,060		*	HCA, Inc.	2,844,518
204,800			Hilton Worldwide Holdings Inc.	4,382,720
82,510			Honeywell International, Inc.	8,545,561
36,254			Intercontinental Exchange, Inc.	9,290,450
154,931			Invesco, Ltd.	5,187,090
25,243			Kansas City Southern, Inc.	1,884,895
22,217			L Brands, Inc.	2,128,833
105,661			Merck & Company, Inc.	5,581,014
258,312			Microsoft Corporation	14,331,150
262,211			Mondelez International, Inc. - Class "A"	11,757,541
27,170		*	Monster Beverage Corporation	4,047,243
164,855			Nielsen Holdings, PLC	7,682,243
56,910			Northern Trust Corporation	4,102,642
41,989			PNC Financial Services Group, Inc.	4,001,972
3,411		*	Priceline Group, Inc.	4,348,854
12,054			Public Storage (REIT)	2,985,776
46,120			Raytheon Company	5,743,324
8,264		*	Regeneron Pharmaceuticals, Inc.	4,486,278
56,930		*	SBA Communications Corporation - Class "A"	5,981,635
28,485		*	Teledyne Technologies, Inc.	2,526,619
39,408		*	United Continental Holdings, Inc.	2,258,078
57,895			UnitedHealth Group, Inc.	6,810,768
22,640		*	Vertex Pharmaceuticals, Inc.	2,848,791
55,156			VF Corporation	3,433,461
129,710			Visa, Inc. - Class "A"	10,059,011
53,405		*	WABCO Holdings, Inc.	5,461,195
171,698			WisdomTree Investments, Inc.	2,692,225
				324,793,798
			Japan-5.1%
146,800			Asics Corporation	3,045,734
43,100			Daito Trust Construction Company, Ltd.	4,978,502
140,100			Honda Motor Company, Ltd.	4,477,812
54,200			Olympus Corporation	2,133,782
154,850			Seven & I Holdings Company, Ltd.	7,089,739
78,900			Sumitomo Mitsui Financial Group, Inc.	2,977,769
				24,703,338
			France-4.8%
106,178			Airbus Group SE	7,154,152
142,922			BNP Paribas SA	8,112,431
45,569			Essilor International SA	5,697,549
14,327			Valeo SA	2,219,496
				23,183,628
			China-3.9%
64,332		*	Alibaba Group Holding, Ltd. (ADR)	5,228,262
10,810		*	Baidu.com, Inc. (ADR)	2,043,522
1,781,000			China Life Insurance Co., Ltd.	5,756,614
2,252,000			CNOOC, Ltd.	2,344,971
238,000			ENN Energy Holdings, Ltd.	1,269,837
1,134,000			PICC Property and Casualty Company, Ltd.	2,256,280
				18,899,486
			Germany-3.6%
22,287			adidas AG	2,163,167
52,476			Beiersdorf AG	4,769,641
48,385		*	Brenntag AG	2,521,247
9,051		*	Schaeffler AG	159,839
256,324			Vonovia SE	7,918,681
				17,532,575
			United Kingdom-2.9%
80,164			AstraZeneca, PLC	5,455,709
534,451			Sky, PLC	8,761,363
				14,217,072
			India-2.4%
21,160			HDFC Bank, Ltd. (ADR)	1,303,456
1,768,776			ICICI Bank Ltd.	6,987,542
964,602			State Bank of India	3,272,630
				11,563,628
			Spain-1.7%
1,317,804			CaixaBank SA	4,602,869
107,845			Industria de Diseno Textil SA	3,714,105
				8,316,974
			Netherlands-1.7%
58,380		*	AerCap Holdings NV	2,519,681
67,972		*	NXP Semiconductors NV	5,726,641
				8,246,322
			Italy-.9%
81,269			Banca Generali SpA	2,556,412
202,121			FinecoBank Banca Fineco SpA	1,662,032
				4,218,444
			South Korea-.8%
147,228			SK Hynix, Inc.	3,803,335
			Sweden-.6%
89,452			Hennes & Mauritz AB - B Shares	3,181,833
			Russia-.5%
453,400			Sberbank of Russia (ADR)	2,625,186
			Belgium-.4%
17,825			Anheuser-Busch InBev NV	2,216,090
			Hong Kong-.4%
79,398			Hong Kong Exchanges & Clearing, Ltd.	2,033,600
			Switzerland-.2%
19,159		*	Julius Baer Group, Ltd.	926,858
Total Value of Common Stocks (cost $446,275,911)				470,462,167
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.2%
			United States
			Federal Home Loan Bank:
$4,000	M		0.12%, 1/21/2016	3,999,736
2,000	M		0.138%, 1/15/2016	1,999,914
2,000	M		0.18%, 1/27/2016	1,999,822
2,000	M		0.24%, 1/25/2016	1,999,836
1,500	M		0.245%, 1/27/2016	1,499,866
1,000	M		0.25%, 1/7/2016	999,988
3,000	M		0.26%, 1/19/2016	2,999,826
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,498,349)				15,498,988
Total Value of Investments (cost $461,774,260)			99.9%	485,961,155
Other Assets, Less Liabilities			.1	388,868
Net Assets			100.0%	$ 486,350,023

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $462,212,591. Accumulated net unrealized appreciation on investments was $23,748,564, consisting of $45,110,033 gross unrealized appreciation and $21,361,469 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$324,793,798	$-	$-	$324,793,798
Japan	-	24,703,338	-	24,703,338
France	23,183,628	-	-	23,183,628
China	18,899,486	-	-	18,899,486
Germany	-	17,532,575	-	17,532,575
United Kingdom	14,217,072	-	-	14,217,072
India	11,563,628	-	-	11,563,628
Spain	8,316,974	-	-	8,316,974
Netherlands	8,246,322	-	-	8,246,322
Italy	-	4,218,444	-	4,218,444
South Korea	-	3,803,335	-	3,803,335
Sweden	-	3,181,833	-	3,181,833
Russia	2,625,186	-	-	2,625,186
Belgium	2,216,090	-	-	2,216,090
Hong Kong	2,033,600	-	-	2,033,600
Switzerland	-	926,858	-	926,858
Short-Term U.S. Government
Agency Obligations	-	15,498,988	-	15,498,988
Total Investments in Securities*	$416,095,784	$69,865,371	$-	$485,961,155

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $54,366,383 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of December 31, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level 2 to Level 1 as of December 31, 2015 were $70,634,039. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.1%
			Consumer Discretionary-16.3%
245,200			Coach, Inc.	$ 8,025,396
594,800			Gentex Corporation	9,522,748
133,800			Home Depot, Inc.	17,695,050
186,200			NIKE, Inc. - Class "B"	11,637,500
254,400			Starbucks Corporation	15,271,632
119,000			Wyndham Worldwide Corporation	8,645,350
				70,797,676
			Consumer Staples-9.8%
92,900			Clorox Company	11,782,507
95,700			Kimberly-Clark Corporation	12,182,610
445,100			Kroger Company	18,618,533
				42,583,650
			Energy-3.5%
43,000			Chevron Corporation	3,868,280
46,400			ExxonMobil Corporation	3,616,880
70,600			Helmerich & Payne, Inc.	3,780,630
191,200			SM Energy Company	3,758,992
				15,024,782
			Financials-12.3%
237,100			Bank of New York Mellon Corporation	9,773,262
125,200			Discover Financial Services	6,713,224
80,500			FactSet Research Systems, Inc.	13,086,885
42,800			Intercontinental Exchange, Inc.	10,967,928
53,800			Travelers Companies, Inc.	6,071,868
182,600			Voya Financial, Inc.	6,739,766
				53,352,933
			Health Care-18.5%
52,100		*	Allergan, PLC	16,281,250
44,900			C.R. Bard, Inc.	8,505,856
121,000			Gilead Sciences, Inc.	12,243,990
321,000		*	Hologic, Inc.	12,419,490
55,900			Johnson & Johnson	5,742,048
68,600			McKesson Corporation	13,529,978
165,700		*	Quintiles Transnational Holdings, Inc.	11,376,962
				80,099,574
			Industrials-13.1%
166,400			Alaska Air Group, Inc.	13,396,864
87,400			Boeing Company	12,637,166
146,200			C. H. Robinson Worldwide, Inc.	9,067,324
122,100			Cintas Corporation	11,117,205
76,300			General Dynamics Corporation	10,480,568
				56,699,127
			Information Technology-21.6%
191,200			Apple, Inc.	20,125,712
326,900		*	Aspen Technology, Inc.	12,343,744
359,000			Cisco Systems, Inc.	9,748,645
131,600		*	Citrix Systems, Inc.	9,955,540
394,600			Jabil Circuit, Inc.	9,190,234
370,100			Juniper Networks, Inc.	10,214,760
194,900			Microsoft Corporation	10,813,052
134,300		*	Red Hat, Inc.	11,121,383
				93,513,070
			Materials-2.0%
100,000			LyondellBasell Industries NV - Class "A"	8,690,000
Total Value of Common Stocks (cost $318,506,641)				420,760,812
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.6%
			Federal Home Loan Bank:
$1,000	M		0.15%, 1/14/2016	999,961
8,000	M		0.18%, 1/27/2016	7,999,288
1,000	M		0.21%, 1/5/2016	999,996
1,000	M		0.24%, 2/3/2016	999,800
Total Value of Short-Term U.S. Government Agency Obligations (cost $10,998,662)				10,999,045
Total Value of Investments (cost $329,505,303)			99.7%	431,759,857
Other Assets, Less Liabilities			.3%	1,392,416
Net Assets			100.0%	$ 433,152,273

*	Non-income producing

At December 31, 2015, the cost of investments for federal income tax purposes was $329,505,303. Accumulated net unrealized appreciation on investments was $102,254,554, consisting of $114,609,158 gross unrealized appreciation and $12,354,604 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$420,760,812	$-	$-	$420,760,812
Short-Term U.S Government
Agency Obligations	-	10,999,045	-	10,999,045
Total Investments in Securities*	$420,760,812	$10,999,045	$-	$431,759,857

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-91.2%
			Consumer Discretionary-22.5%
666,500			American Eagle Outfitters, Inc.	$ 10,330,750
175,000		*	Belmond, Ltd. - Class "A"	1,662,500
160,000			BorgWarner, Inc.	6,916,800
210,000			Caleres, Inc.	5,632,200
235,000			Delphi Automotive, PLC	20,146,550
128,800			Foot Locker, Inc.	8,383,592
85,000			Group 1 Automotive, Inc.	6,434,500
230,000			Hanesbrands, Inc.	6,768,900
86,100			Harman International Industries, Inc.	8,111,481
55,000		*	Helen of Troy, Ltd.	5,183,750
335,000		*	Jarden Corporation	19,135,200
75,000			L Brands, Inc.	7,186,500
120,000			Lear Corporation	14,739,600
315,000			Newell Rubbermaid, Inc.	13,885,200
65,000			Nordstrom, Inc.	3,237,650
205,200			Penske Automotive Group, Inc.	8,688,168
25,000			Ralph Lauren Corporation	2,787,000
245,100			Ruth's Hospitality Group, Inc.	3,901,992
170,000		*	Select Comfort Corporation	3,639,700
308,000		*	ServiceMaster Global Holdings, Inc.	12,085,920
326,600			Stein Mart, Inc.	2,198,018
420,000		*	TRI Pointe Group, Inc.	5,321,400
215,000			Tupperware Brands Corporation	11,964,750
30,000			Whirlpool Corporation	4,406,100
391,700		*	William Lyon Homes - Class "A"	6,463,050
130,000			Wyndham Worldwide Corporation	9,444,500
				208,655,771
			Consumer Staples-4.4%
150,000			Coty, Inc. - Class "A"	3,844,500
267,900			Delhaize Group (ADR)	6,507,291
20,000			McCormick & Company, Inc.	1,711,200
160,000			Nu Skin Enterprises, Inc. - Class "A"	6,062,400
217,500			Pinnacle Foods, Inc.	9,235,050
94,233			Tootsie Roll Industries, Inc.	2,976,820
200,000			Tyson Foods, Inc. - Class "A"	10,666,000
				41,003,261
			Energy-2.6%
30,000		*	Dril-Quip, Inc.	1,776,900
80,000			EOG Resources, Inc.	5,663,200
90,000			EQT Corporation	4,691,700
85,000			Hess Corporation	4,120,800
80,000			National Oilwell Varco, Inc.	2,679,200
145,000			PBF Energy, Inc. - Class "A"	5,337,450
				24,269,250
			Financials-15.7%
65,000			Ameriprise Financial, Inc.	6,917,300
220,000			Berkshire Hills Bancorp, Inc.	6,404,200
335,000			Brixmor Property Group, Inc. (REIT)	8,649,700
355,000			Citizens Financial Group, Inc.	9,297,450
210,000			Discover Financial Services	11,260,200
150,000			Douglas Emmett, Inc. (REIT)	4,677,000
45,000			Federal Realty Investment Trust (REIT)	6,574,500
400,000			Financial Select Sector SPDR Fund (ETF)	9,512,000
115,000			First Republic Bank	7,596,900
100,000			iShares Core S&P Mid-Cap ETF (ETF)	13,938,000
116,000			iShares Russell 2000 ETF (ETF)	13,051,160
120,000			Nasdaq, Inc.	6,980,400
220,000			National General Holdings Corporation	4,809,200
100,000		*	Realogy Holdings Corporation	3,667,000
225,000			SPDR S&P Regional Banking (ETF)	9,432,000
210,600			Sterling Bancorp	3,415,932
600,000			Sunstone Hotel Investors, Inc. (REIT)	7,494,000
299,300			Tanger Factory Outlet Centers, Inc. (REIT)	9,787,110
80,000			Waddell & Reed Financial, Inc. - Class "A"	2,292,800
				145,756,852
			Health Care-18.4%
95,000		*	Allergan, PLC	29,687,500
220,000		*	Centene Corporation	14,478,200
75,000			DENTSPLY International, Inc.	4,563,750
140,000			Gilead Sciences, Inc.	14,166,600
220,000			Hill-Rom Holdings, Inc.	10,573,200
102,000		*	Lannett Company, Inc.	4,092,240
80,000			McKesson Corporation	15,778,400
101,500			Perrigo Company, PLC	14,687,050
305,600			Phibro Animal Health Corporation - Class "A"	9,207,728
324,500		*	Prestige Brands Holdings, Inc.	16,705,260
75,000			Quest Diagnostics, Inc.	5,335,500
125,000			Thermo Fisher Scientific, Inc.	17,731,250
461,400		*	VWR Corporation	13,062,234
				170,068,912
			Industrials-10.3%
160,000			A.O. Smith Corporation	12,257,600
176,300			Altra Industrial Motion Corporation	4,421,604
50,000			G&K Services, Inc. - Class "A"	3,145,000
135,000		*	Generac Holdings, Inc.	4,018,950
224,100			ITT Corporation	8,139,312
82,500			J.B. Hunt Transport Services, Inc.	6,052,200
70,000			ManpowerGroup, Inc.	5,900,300
85,200			Nielsen Holdings, PLC	3,970,320
65,000		*	Nortek, Inc.	2,835,300
165,000			Regal Beloit Corporation	9,655,800
40,000			Roper Technologies, Inc.	7,591,600
49,700			Ryder System, Inc.	2,824,451
80,500			Snap-On, Inc.	13,800,115
162,500		*	TAL International Group, Inc.	2,583,750
185,000			Textron, Inc.	7,771,850
				94,968,152
			Information Technology-11.6%
390,000		*	ARRIS International, PLC	11,922,300
80,000			Avago Technologies, Ltd.	11,612,000
90,000		*	Fiserv, Inc.	8,231,400
215,000			Juniper Networks, Inc.	5,934,000
150,000			Lam Research Corporation	11,913,000
243,700			Mentor Graphics Corporation	4,488,954
255,200			Methode Electronics, Inc.	8,123,016
225,000		*	PTC, Inc.	7,791,750
65,000		*	Qorvo, Inc.	3,308,500
60,000			SanDisk Corporation	4,559,400
275,000			Symantec Corporation	5,775,000
84,800		*	Synaptics, Inc.	6,812,832
80,000			TE Connectivity, Ltd.	5,168,800
275,000			Technology Select Sector SPDR Fund (ETF)	11,778,250
				107,419,202
			Materials-1.4%
50,000			International Paper Company	1,885,000
40,000			Praxair, Inc.	4,096,000
233,500		*	Trinseo SA	6,584,700
				12,565,700
			Utilities-4.3%
230,000			AGL Resources, Inc.	14,676,300
3,100			Black Hills Corporation	143,933
69,000			NiSource, Inc.	1,346,190
144,800			Portland General Electric Company	5,266,376
135,000			SCANA Corporation	8,166,150
200,000			WEC Energy Group, Inc.	10,262,000
				39,860,949
Total Value of Common Stocks (cost $596,462,270)				844,568,049
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-8.4%
			Federal Home Loan Bank:
$12,000	M		0.095%, 1/14/2016	11,999,532
3,000	M		0.12%, 1/14/2016	2,999,883
2,500	M		0.138%, 1/15/2016	2,499,893
3,000	M		0.15%, 1/14/2016	2,999,883
5,000	M		0.24%, 2/3/2016	4,999,000
5,000	M		0.25%, 1/7/2016	4,999,940
14,500	M		0.26%, 1/19/2016	14,499,159
33,000	M		0.28%, 2/24/2016	32,988,780
Total Value of Short-Term U.S. Government Agency Obligations (cost $77,982,107)				77,986,070
Total Value of Investments (cost $674,444,377)			99.6%	922,554,119
Other Assets, Less Liabilities			.4	3,195,500
Net Assets			100.0%	$ 925,749,619

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $674,444,377. Accumulated net unrealized appreciation on investments was $248,109,742, consisting of $277,995,572 gross unrealized appreciation and $29,885,830 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$844,568,049	$-	$-	$844,568,049
Short-Term U.S Government
Agency Obligations	-	77,986,070	-	77,986,070
Total Investments in Securities*	$844,568,049	$77,986,070	$-	$922,554,119

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.9%
			Consumer Discretionary-19.5%
198,000		*	1-800-FLOWERS.COM, Inc. - Class "A"		$ 1,441,440
371,000			American Eagle Outfitters, Inc.		5,750,500
186,000		*	Belmond, Ltd. - Class "A"		1,767,000
125,500			Caleres, Inc.		3,365,910
218,000		*	Century Communities, Inc.		3,860,780
177,000			Entravision Communications Corporation - Class "A"		1,364,670
184,000			Finish Line, Inc. - Class "A"		3,326,720
258,000		*	Fox Factory Holding Corporation		4,264,740
50,000			Group 1 Automotive, Inc.		3,785,000
178,000			Hanesbrands, Inc.		5,238,540
38,500			Harman International Industries, Inc.		3,627,085
178,500		*	Jarden Corporation		10,195,920
149,500		*	Live Nation Entertainment, Inc.		3,673,215
63,500			Oxford Industries, Inc.		4,052,570
113,000			Penske Automotive Group, Inc.		4,784,420
157,500		*	Performance Sports Group, Ltd.		1,516,725
253,500			Regal Entertainment Group - Class "A"		4,783,545
236,800			Ruth's Hospitality Group, Inc.		3,769,856
51,500		*	Select Comfort Corporation		1,102,615
181,500		*	ServiceMaster Global Holdings, Inc.		7,122,060
73,000		*	Starz - Class "A"		2,445,500
223,000		*	TRI Pointe Group, Inc.		2,825,410
79,000			Tupperware Brands Corporation		4,396,350
56,000		*	Visteon Corporation		6,412,000
167,500		*	William Lyon Homes - Class "A"		2,763,750
					97,636,321
			Consumer Staples-2.0%
111,500			Coty, Inc. - Class "A"		2,857,745
114,000			Pinnacle Foods, Inc.		4,840,440
82,000			Tootsie Roll Industries, Inc.		2,590,380
					10,288,565
			Energy-2.3%
61,500			Delek US Holdings, Inc.		1,512,900
35,600		*	Dril-Quip, Inc.		2,108,588
76,900			PBF Energy, Inc. - Class "A"		2,830,689
142,000			Western Refining, Inc.		5,058,040
					11,510,217
			Financials-23.8%
131,500			AllianceBernstein Holding, LP (MLP)		3,136,275
150,000			American Financial Group, Inc.		10,812,000
91,500			Aspen Insurance Holdings, Ltd.		4,419,450
139,500		*	Atlas Financial Holdings, Inc.		2,776,050
198,000			Berkshire Hills Bancorp, Inc.		5,763,780
210,000			Brixmor Property Group, Inc. (REIT)		5,422,200
111,500			Brown & Brown, Inc.		3,579,150
143,500			Citizens Financial Group, Inc.		3,758,265
168,000			Douglas Emmett, Inc. (REIT)		5,238,240
33,388			Endurance Specialty Holdings, Ltd.		2,136,498
85,500		*	FCB Financial Holdings, Inc. - Class "A"		3,060,045
44,500			Federal Realty Investment Trust (REIT)		6,501,450
334,000			FelCor Lodging Trust, Inc. (REIT)		2,438,200
391,000			Financial Select Sector SPDR Fund (ETF)		9,297,980
139,000		*	Green Bancorp, Inc.		1,456,720
62,000			iShares Russell 2000 ETF (ETF)		6,975,620
167,000			OceanFirst Financial Corporation		3,345,010
54,000			Prosperity Bancshares, Inc.		2,584,440
68,500			Simmons First National Corporation - Class "A"		3,518,160
230,500			SPDR S&P Regional Banking (ETF)		9,662,560
429,500			Sterling Bancorp		6,966,490
334,500			Sunstone Hotel Investors, Inc. (REIT)		4,177,905
169,500			Tanger Factory Outlet Centers, Inc. (REIT)		5,542,650
198,000			TCF Financial Corporation		2,795,760
133,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,568,540
38,500			Waddell & Reed Financial, Inc. - Class "A"		1,103,410
					119,036,848
			Health Care-11.5%
24,500		*	ANI Pharmaceuticals, Inc.		1,105,563
141,000		*	Centene Corporation		9,279,210
141,000		*	DepoMed, Inc.		2,556,330
87,000		*	Globus Medical, Inc . - Class "A"		2,420,340
126,000			Hill-Rom Holdings, Inc.		6,055,560
70,500		*	ICON, PLC		5,477,850
53,000		*	Integra LifeSciences Holdings Corporation		3,592,340
55,000		*	Lannett Company, Inc.		2,206,600
106,000			PerkinElmer, Inc.		5,678,420
165,500			Phibro Animal Health Corporation - Class "A"		4,986,515
165,100		*	Surgical Care Affilates, Inc.		6,572,631
268,500		*	VWR Corporation		7,601,235
					57,532,594
			Industrials-13.7%
106,000			A.O. Smith Corporation		8,120,660
115,500			Altra Industrial Motion Corporation		2,896,740
38,500			G&K Services, Inc. - Class "A"		2,421,650
74,000		*	Generac Holdings, Inc.		2,202,980
8,200			Insteel Industries, Inc.		171,544
161,000			ITT Corporation		5,847,520
242,500			Kforce, Inc.		6,130,400
285,800		*	NCI Building Systems, Inc.		3,546,778
17,000		*	Nortek, Inc.		741,540
106,500			Orbital ATK, Inc.		9,514,710
101,500		*	Patrick Industries, Inc.		4,415,250
94,500			Regal Beloit Corporation		5,530,140
33,900			Ryder System, Inc.		1,926,537
56,000			Snap-On, Inc.		9,600,080
42,500			Standex International Corporation		3,533,875
136,000		*	TAL International Group, Inc.		2,162,400
					68,762,804
			Information Technology-14.0%
220,500		*	ARRIS International, PLC		6,740,685
74,500			Avnet, Inc.		3,191,580
24,500		*	Blucora, Inc.		240,100
22,000			CDW Corporation		924,880
87,500		*	CommScope Holding Company, Inc.		2,265,375
47,500			IAC/InterActiveCorp		2,852,375
32,000			Lam Research Corporation		2,541,440
218,400			Mentor Graphics Corporation		4,022,928
177,500			Methode Electronics, Inc.		5,649,825
132,500		*	Microsemi Corporation		4,318,175
40,500			MKS Instruments, Inc.		1,458,000
233,500		*	Newport Corporation		3,705,645
245,500		*	Orbotech, Ltd.		5,432,915
79,000		*	OSI Systems, Inc.		7,004,140
149,500		*	PTC, Inc.		5,177,185
37,500		*	Qorvo, Inc.		1,908,750
34,500			SanDisk Corporation		2,621,655
48,700		*	Synaptics, Inc.		3,912,558
74,500		*	Synchronoss Technologies, Inc.		2,624,635
86,500		*	Verint Systems, Inc.		3,508,440
					70,101,286
			Materials-4.6%
99,500			AptarGroup, Inc.		7,228,675
322,000		*	Ferro Corporation		3,580,640
100,500			Olin Corporation		1,734,630
51,500			Sensient Technologies Corporation		3,235,230
158,200		*	Trinseo SA		4,461,240
61,750			WestRock Company		2,817,035
					23,057,450
			Utilities-4.5%
133,500			AGL Resources, Inc.		8,518,635
42,000			Pinnacle West Capital Corporation		2,708,160
100,500			Portland General Electric Company		3,655,185
62,000			SCANA Corporation		3,750,380
72,000			WEC Energy Group, Inc.		3,694,320
					22,326,680
Total Value of Common Stocks (cost $418,973,399)					480,252,765
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.2%
			Federal Home Loan Bank:
$7,000	M		0.24%, 1/25/2016		6,999,426
4,000	M		0.24%, 2/3/2016		3,999,200
3,000	M		0.26%, 1/19/2016		2,999,826
2,000	M		0.28%, 2/24/2016		1,999,320
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,996,770)					15,997,772
Total Value of Investments (cost $434,970,169)				99.1%	496,250,537
Other Assets, Less Liabilities				.9	4,501,488
Net Assets				100.0%	$ 500,752,025

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $434,970,169. Accumulated net unrealized appreciation on investments was $61,280,368, consisting of $88,777,186 gross unrealized appreciation and $27,496,818 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$480,252,765	$-	$-	$480,252,765
Short-Term U.S Government
Agency Obligations	-	15,997,772	-	15,997,772
Total Investments in Securities*	$480,252,765	$15,997,772	$-	$496,250,537

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
December 31, 2015

Shares		Security		Value
		COMMON STOCKS-97.1%
		Apartments REITs-14.2%
7,292		American Campus Communities, Inc.		$ 301,451
11,737		Apartment Investment & Management Company - Class "A"		469,832
18,490		AvalonBay Communities, Inc.		3,404,564
7,277		Camden Property Trust		558,583
1,233		Education Realty Trust, Inc.		46,706
39,146		Equity Residential		3,193,922
914		Essex Property Trust, Inc.		218,821
1,678		Mid-America Apartment Communities, Inc.		152,379
5,592		Post Properties, Inc.		330,823
8,351		UDR, Inc.		313,747
				8,990,828
		Diversified REITs-7.5%
2,814		CorEnergy Infrastructure Trust, Inc.		41,760
71,330		Corrections Corporation of America		1,889,532
1,457		Digital Realty Trust, Inc.		110,178
30,516		Duke Realty Corporation		641,446
2,487		DuPont Fabros Technology, Inc.		79,062
317		Liberty Property Trust		9,843
23,318		Retail Properties of America, Inc. - Class "A"		344,407
16,289		Vornado Realty Trust		1,628,248
2,840		Whitestone REIT		34,108
				4,778,584
		Health Care REITs-14.1%
18,136		Care Capital Properties, Inc.		554,418
68,781		HCP, Inc.		2,630,185
1,630		Healthcare Realty Trust, Inc.		46,162
3,260		Healthcare Trust of America, Inc.		87,922
1,650		LTC Properties, Inc.		71,181
6,730		Omega Heathcare Investors, Inc.		235,415
9,605		Sabra Health Care REIT, Inc.		194,309
44,020		Senior Housing Properties Trust		653,257
61,722		Ventas, Inc.		3,482,972
14,472		Welltower, Inc.		984,530
				8,940,351
		Hotels REITs-4.5%
34,102		Hospitality Properties Trust		891,767
87,234		Host Hotels & Resorts, Inc.		1,338,170
20,460		LaSalle Hotel Properties		514,774
9,270		Sunstone Hotel Investors, Inc.		115,782
				2,860,493
		Manufactured Homes REITs-3.2%
25,159		Equity LifeStyle Properties, Inc.		1,677,351
5,071		Sun Communities, Inc.		347,516
				2,024,867
		Mortgage REITs-2.1%
79,125		American Capital Agency Corporation		1,372,027
		Office Property REITs-8.8%
11,341		Alexandria Real Estate Equities, Inc.		1,024,773
15,059		Boston Properties, Inc.		1,920,625
5,700		Brandywine Realty Trust		77,862
17,825		Corporate Office Properties Trust		389,120
5,120		Douglas Emmett, Inc.		159,642
23,215	*	Equity Commonwealth		643,752
424		Franklin Street Properties Corporation		4,388
13,500		Mack-Cali Realty Corporation		315,225
22,290		New York REIT, Inc.		256,335
16,217		Paramount Group, Inc.		293,528
12,680		Piedmont Office Realty Trust, Inc. - Class "A"		239,398
2,102		SL Green Realty Corporation		237,484
				5,562,132
		Real Estate Operating/Development REITs-.1%
2,444	*	RMR Group, Inc. - Class "A"		35,237
		Regional Malls REITs-20.1%
68,312		CBL & Associates Properties, Inc.		845,019
68,997		General Growth Properties, Inc.		1,877,408
7,690		Macerich Company		620,506
10,905		Pennsylvania Real Estate Investment Trust		238,492
30,123		Simon Property Group, Inc.		5,857,116
51,238		Tanger Factory Outlet Centers, Inc.		1,675,483
21,226		Taubman Centers, Inc.		1,628,459
				12,742,483
		Shopping Centers REITs-5.1%
1,282		Acadia Realty Trust		42,498
5,800		Cedar Realty Trust, Inc.		41,064
17,366		DDR Corporation		292,443
7,662		Federal Realty Investment Trust		1,119,418
28,636		Kimco Realty Corporation		757,709
7,090		Kite Realty Group Trust		183,844
2,580		Ramco-Gershenson Properties Trust		42,854
5,202		Regency Centers Corporation		354,360
4,795		Weingarten Realty Investors		165,811
25,871		WP Glimcher, Inc.		274,491
				3,274,492
		Single Tenant REITs-4.3%
4,551		National Retail Properties, Inc.		182,268
14,348		Realty Income Corporation		740,787
78,564		Select Income REIT		1,557,138
22,170		Spirit Realty Capital, Inc.		222,143
1,822		STORE Capital Corporation		42,270
				2,744,606
		Storage REITs-11.1%
3,306		CubeSmart		101,230
14,715		Extra Space Storage, Inc.		1,298,010
48,260		Iron Mountain, Inc.		1,303,503
15,607		Public Storage		3,865,854
4,348		Sovran Self Storage, Inc.		466,584
				7,035,181
		Warehouse/Industrial REITs-2.0%
2,110		DCT Industrial Trust, Inc.		78,851
6,154		EastGroup Properties, Inc.		342,224
3,320		First Industrial Realty Trust, Inc.		73,472
17,840		Prologis, Inc.		765,693
				1,260,240
Total Value of Investments (cost $61,466,910)			97.1%	61,621,521
Other Assets, Less Liabilities			2.9	1,868,528
Net Assets			100.0%	$ 63,490,049

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At December 31, 2015, the cost of investments for federal income tax purposes was $61,547,282. Accumulated net unrealized appreciation on investments was $74,239, consisting of $2,911,830 gross unrealized appreciation and $2,837,591 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$61,621,521	$-	$-	$61,621,521

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 31, 2015

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.3%
			United Kingdom-22.0%
308,771			British American Tobacco, PLC	$ 17,165,324
151,373			Diageo, PLC	4,142,880
258,647			Domino's Pizza Group, PLC	4,011,273
120,444			Imperial Tobacco Group, PLC	6,368,175
3,136,771			Lloyds Banking Group, PLC	3,378,943
162,239		*	Persimmon, PLC	4,848,060
126,785			Reckitt Benckiser Group, PLC	11,739,663
155,874			SABMiller, PLC	9,351,337
				61,005,655
			United States-13.8%
47,556			Accenture, PLC - Class "A"	4,969,602
8,927		*	Alphabet, Inc. - Class "C"	6,774,522
182,303		*	PayPal Holdings, Inc.	6,599,369
158,070			Philip Morris International, Inc.	13,895,934
4,676		*	Priceline Group, Inc.	5,961,666
				38,201,093
			Switzerland-13.0%
828			Chocoladefabriken Lindt & Spruengli AG	5,170,618
173,062			Nestle SA - Registered	12,847,302
46,167			Roche Holding AG - Genusscheine	12,793,264
262,420			UBS Group AG	5,090,809
				35,901,993
			India-10.3%
684,869			HDFC Bank, Ltd.	11,202,736
8,095			HDFC Bank, Ltd. (ADR)	498,652
700,428			Housing Development Finance Corporation, Ltd.	13,379,928
675,555			ITC, Ltd.	3,347,332
				28,428,648
			France-7.0%
29,310			Air Liquide SA	3,301,544
183,543			Bureau Veritas SA	3,668,187
41,778			Essilor International SA	5,223,555
9,730			Hermes International	3,296,486
22,397			L'Oreal SA	3,780,013
				19,269,785
			Australia-4.8%
91,154			CSL, Ltd.	6,995,087
102,426			Ramsay Health Care, Ltd.	5,070,882
86,543			Sonic Healthcare, Ltd.	1,126,949
				13,192,918
			Germany-4.4%
45,455			Bayer AG	5,676,923
83,611			SAP SE	6,634,834
				12,311,757
			Netherlands-4.0%
53,818		*	ABN AMRO Group NV-CVA	1,208,927
227,540			Unilever NV-CVA	9,917,180
				11,126,107
			Denmark-3.8%
23,104			Coloplast A/S - Series "B"	1,865,351
151,228			Novo Nordisk A/S - Series "B"	8,755,830
				10,621,181
			Canada-3.0%
120,556			Alimentation Couche-Tard, Inc. - Class "B"	5,310,319
87,789			Enbridge, Inc.	2,914,668
				8,224,987
			Japan-2.2%
28,310			Daito Trust Construction Company, Ltd.	3,270,102
137,200			Unicharm Corporation	2,801,854
				6,071,956
			Hong Kong-2.1%
301,911			Cheung Kong Infrastructure Holdings, Ltd.	2,797,041
482,472			Link REIT (REIT)	2,888,588
				5,685,629
			Spain-1.6%
3,646			Banco Bilbao Vizcaya Argentaria SA	26,702
93,397			Grifols SA	4,326,933
				4,353,635
			South Africa-1.5%
30,784			Naspers, Ltd.	4,219,986
			Ireland-1.3%
27,841			Paddy Power, PLC	3,724,559
			South Korea-.5%
3,679			Amorepacific Corporation	1,291,061
Total Value of Common Stocks (cost $202,925,855)				263,630,950
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.3%
			Federal Home Loan Bank:
$3,000	M		0.138%, 1/15/2016	2,999,871
1,000	M		0.15%, 1/14/2016	999,961
2,800	M		0.18%, 1/27/2016	2,799,751
3,500	M		0.21%, 1/5/2016	3,499,986
1,500	M		0.24%, 1/25/2016	1,499,877
Total Value of Short-Term U.S. Government Agency Obligations (cost $11,799,099)				11,799,446
Total Value of Investments (cost $214,724,954)			99.6%	275,430,396
Other Assets, Less Liabilities			.4	1,244,904
Net Assets			100.0%	$ 276,675,300

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $215,135,581. Accumulated net unrealized appreciation on investments was $60,294,815, consisting of $63,405,549 gross unrealized appreciation and $3,110,734 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$61,005,655	$-	$-	$61,005,655
United States	38,201,093	-	-	38,201,093
Switzerland	-	35,901,993	-	35,901,993
India	28,428,648	-	-	28,428,648
France	19,269,785	-	-	19,269,785
Australia	13,192,918	-	-	13,192,918
Germany	-	12,311,757	-	12,311,757
Netherlands	11,126,107	-	-	11,126,107
Denmark	-	10,621,181	-	10,621,181
Canada	8,224,987	-	-	8,224,987
Japan	-	6,071,956	-	6,071,956
Hong Kong	5,685,629	-	-	5,685,629
Spain	4,353,635	-	-	4,353,635
South Africa	4,219,986	-	-	4,219,986
Ireland	3,724,559	-	-	3,724,559
South Korea	-	1,291,061	-	1,291,061
Short-Term U.S. Government
Agency Obligations	-	11,799,446	-	11,799,446
Total Investments in Securities	$197,433,002	$77,997,394	$-	$275,430,396

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $66,197,948 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of December 31, 2015 resulted from securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 2 to
Level 1 as of December 31, 2015 were $145,079,356. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use estimates from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2015, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives-Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts ("options"), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

For the period ended December 31, 2015, the Funds had no open investments in futures contracts or options.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 24, 2016